Mar. 21, 2025
Portfolio Optimization Moderate-Conservative Portfolio | Portfolio Optimization Moderate-Conservative Portfolio - Class D, Class I and Class P shares
A Portfolio Optimization Underlying Fund may lend its portfolio holdings to certain financial institutions.